LOANS AND BORROWINGS - Long-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Long-term borrowings by type
Unsecured long-term loans and borrowings		¥ 60,000
Secured long-term loans and borrowings	¥ 25,489,829	19,532,853
Long-term borrowings	¥ 25,489,829	¥ 19,592,853